Business Combination - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / PerUnit shares	Nov. 01, 2020 CNY (¥) shares	Sep. 01, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) ¥ / PerUnit shares	Dec. 31, 2021 USD ($) $ / shares ¥ / PerUnit shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 66,753				¥ 66,753	$ 10,475	¥ 118,724	¥ 26,231
Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets		¥ 6,900
Common Class A [member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares					281,703
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill								¥ 9,819
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill	¥ 92,829	¥ 88,216			¥ 92,829
2020 Acquisitions [Member] | Common Class A [member]
Business Acquisition [Line Items]
Fair value of Class A ordinary shares to be issued, business acquisition | shares	281,703				281,703
Put options of the right to cash settlement price | ¥ / PerUnit	10				10	10
Food delivery meituan [Member] | 2019 Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill				¥ 9,819
Shanghai Xian Qiao [Member] | 2019 Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				19,050
Fair value of contingent consideration				33,698
Cash consideration transferred				22,533
Extinguishment of pre-existing loan				¥ 11,165
Haikou Cheng Tu [Member]
Business Acquisition [Line Items]
Goodwill	¥ 4,613				¥ 4,613
Haikou Cheng Tu [Member] | 2020 Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill	4,613				4,613
Cash consideration transferred			¥ 10,000
Business acquisition, equity interest			51.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets	2,900				2,900
Shenzhen Lailai [Member]
Business Acquisition [Line Items]
Goodwill	¥ 88,216				¥ 88,216
Shenzhen Lailai [Member] | Common Class A [member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares		1,076,056
Shenzhen Lailai [Member] | 2020 Acquisitions [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration		¥ 62,500
Cash consideration transferred		¥ 40,300
Business acquisition, equity interest		54.22%
Shenzhen Lailai [Member] | 2020 Acquisitions [Member] | Common Class A [member]
Business Acquisition [Line Items]
Common stock shares subscribed but not issued | shares	281,703				281,703	281,703
Business acquisition share price | $ / shares						$ 10